Short-term Investments - Schedule of Short-term Investments (Details) - Yellow Cake [Member] - CAD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Statement Line Items [Line Items]
Fair value, at the beginning of the period	$ 30,456,461	$ 28,508,793
Additions	726,711	998,583
Disposals	(4,681,407)
Fair value adjustment due to foreign exchange rate change	(1,017,949)	193,272
Fair value adjustment due to share price change	4,561,054	755,813
Fair value, at the end of the year	$ 30,044,870	$ 30,456,461